Income Taxes - Expected Expiry Dates of NOL's (Details) - United States $ in Thousands	Dec. 31, 2020 USD ($)
State NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	$ 49
Net operating loss carryforwards	51,141
State NOL's | 2022-2035
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	51,092
State NOL's | 2037
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	0
Federal NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	1,363
Net operating loss carryforwards	16,579
Federal NOL's | 2022-2035
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	13,295
Federal NOL's | 2037
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	$ 1,921